Schedule of Disaggregates the Group’s Revenue (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Product Information [Line Items]
Revenues	$ 24,718,821	$ 192,386,583	$ 182,164,539	$ 163,690,966
Goods And Services Transferred At A Point In Time [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		84,949,175	81,374,932	73,343,945
Services Rendered Over Time [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		26,913,637	25,579,189	24,777,691
Security Related Engineering Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		111,862,812	106,954,121	98,121,636
Goods And Services Transferred At A Point In Time One [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Services Rendered Over Time One [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		80,523,771	75,210,418	65,569,330
Security Guarding And Screening Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		80,523,771	75,210,418	65,569,330
Security Systems And Products And Installation [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		84,949,175	81,374,932	77,272,367
Security Systems Maintenance Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		22,954,659	19,889,187	14,672,998
Equipment Leasing [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		3,958,978	5,690,002	6,176,271
Revenues		3,958,978	5,690,002	6,176,271
Security Related Engineering Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		111,862,812	106,954,121	98,121,636
Revenues		111,862,812	106,954,121	98,121,636
Security Guarding Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		65,813,677	61,753,479	51,059,864
Screening Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		10,981,055	9,756,409	10,465,751
Related Vocational Training Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		3,729,039	3,700,530	4,043,715
Security Guarding And Screening Services [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		80,523,771	75,210,418	65,569,330
Revenues		$ 80,523,771	$ 75,210,418	$ 65,569,330